General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Employee benefits expenses	(7,964)	(8,196)	(3,956)	(4,417)
Professional fees	(7,150)	(5,794)	(2,871)	(3,113)
Insurance liability expense	(102)	(165)	(47)	(60)
Other operating expenses	(2,779)	(1,795)	(1,694)	(1,024)
Depreciation and amortization	(313)	(820)	(169)	(402)
	(18,308)	(16,770)	(8,737)	(9,016)